Note 10 - Other Payables and Accrued Expenses (Details) In Thousands, unless otherwise specified	1 Months Ended
	Mar. 19, 2014 USD ($)	Mar. 19, 2014 CNY
Payables and Accruals [Abstract]
Litigation Settlement, Amount	$ 6,625	40,106